Related Party Transactions - Acquisitions from KNOT (Details) - Acquisitions from KNOT - USD ($) $ in Millions	Mar. 01, 2018	Dec. 01, 2016	Dec. 15, 2017	Sep. 30, 2017	Jun. 01, 2017	Mar. 01, 2017
Anna Knutsen
Related Party Transaction
Percentage of interest acquired	100.00%
Raquel Knutsen
Related Party Transaction
Partnership, ownership interest acquired		100.00%
Seller's credit and Seller's loan		$ 25.0
Tordis Knutsen
Related Party Transaction
Partnership, ownership interest acquired						100.00%
Vigdis Knutsen
Related Party Transaction
Partnership, ownership interest acquired					100.00%
Lena Knutsen
Related Party Transaction
Partnership, ownership interest acquired				100.00%
Brasil Knutsen
Related Party Transaction
Partnership, ownership interest acquired			100.00%